Non-Controlling Interests - Additional Information (Detail) - USD ($) $ in Billions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Ambev [member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interests in subsidiary		61.85%	61.85%
Dividends paid to non-controlling interests		$ 0.7	$ 0.8	$ 1.1
Budweiser APAC [Member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interests in subsidiary	87.22%	87.22%